BORROWINGS AND FINANCING (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 53,592,620	R$ 629,856	R$ 57,558,578
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	10,522,973	82,513	8,902,558
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	7,805,951	211,478	6,195,129
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	11,401,354	151,109	7,053,146
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,474,288	87,628	11,716,959
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,951,796	R$ 15,167	1,749,787
Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	6,605,164		18,610,536
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	8,831,094		3,330,463
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	33,897,477		37,846,820
Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	7,909,035		5,793,468
Foreign Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,890,494		3,743,647
Foreign Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	8,891,443		3,092,488
Foreign Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	564,742		9,587,952
Foreign Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,319,384		661,132
Foreign Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,144,744		14,522,803
Foreign Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,177,635		445,330
National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	19,695,143		19,711,758
National Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,613,938		3,109,090
National Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,915,457		2,451,482
National Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,509,911		3,960,658
National Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,909,546		2,129,007
National Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,632,412		1,088,655
National Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,460,420		4,087,733
National Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 5,653,459		R$ 2,885,133